Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.19%
Communication services: 1.57%
Entertainment: 1.57%
Liberty Media Corp.-Liberty Live Class C†	60,554	$4,126,150
Consumer discretionary: 7.92%
Automobile components: 0.92%
Modine Manufacturing Co.†	31,160	2,391,530
Diversified consumer services: 2.09%
Stride, Inc.†	43,279	5,474,793
Hotels, restaurants & leisure: 3.46%
Dutch Bros, Inc. Class A†	86,260	5,325,692
First Watch Restaurant Group, Inc.†	149,644	2,491,573
Genius Sports Ltd.†	123,466	1,235,895
		9,053,160
Household durables: 1.45%
Taylor Morrison Home Corp. Class A†	63,313	3,801,313
Consumer staples: 1.37%
Personal care products: 1.37%
BellRing Brands, Inc.†	30,272	2,254,053
Oddity Tech Ltd. Class A†	30,690	1,327,650
		3,581,703
Financials: 8.36%
Capital markets: 2.36%
Hamilton Lane, Inc. Class A	25,409	3,777,556
P10, Inc. Class A	205,022	2,409,009
		6,186,565
Financial services: 1.56%
Shift4 Payments, Inc. Class A†	49,913	4,078,391
Insurance: 4.44%
Palomar Holdings, Inc.†	51,581	7,070,723
Skyward Specialty Insurance Group, Inc.†	85,730	4,536,832
		11,607,555
Health care: 29.09%
Biotechnology: 7.10%
ADMA Biologics, Inc.†	142,360	2,824,422
ARS Pharmaceuticals, Inc.†	125,717	1,581,520
Ascendis Pharma AS ADR†	14,865	2,316,859
CareDx, Inc.†	141,568	2,512,832
Insmed, Inc.†	37,414	2,854,314
Soleno Therapeutics, Inc.†	23,330	1,666,929
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Vaxcyte, Inc.†	27,593	$1,041,912
Vericel Corp.†	84,999	3,792,655
		18,591,443
Health care equipment & supplies: 6.17%
Glaukos Corp.†	32,280	3,176,998
Inspire Medical Systems, Inc.†	22,900	3,647,512
iRhythm Technologies, Inc.†	47,572	4,979,837
Lantheus Holdings, Inc.†	25,209	2,460,398
PROCEPT BioRobotics Corp.†	32,452	1,890,654
		16,155,399
Health care providers & services: 10.09%
Alignment Healthcare, Inc.†	211,421	3,936,659
Castle Biosciences, Inc.†	69,433	1,390,049
Ensign Group, Inc.	22,986	2,974,388
GeneDx Holdings Corp. Class A†	30,038	2,660,316
HealthEquity, Inc.†	64,871	5,732,650
Option Care Health, Inc.†	117,858	4,119,137
RadNet, Inc.†	112,624	5,599,665
		26,412,864
Life sciences tools & services: 0.68%
Repligen Corp.†	13,906	1,769,399
Pharmaceuticals: 5.05%
Corcept Therapeutics, Inc.†	36,106	4,124,027
Ligand Pharmaceuticals, Inc.†	32,458	3,412,634
Tarsus Pharmaceuticals, Inc.†	57,298	2,943,398
Verona Pharma PLC ADR†	42,877	2,722,261
		13,202,320
Industrials: 23.49%
Aerospace & defense: 1.39%
AAR Corp.†	64,940	3,635,990
Building products: 1.09%
AAON, Inc.	36,377	2,842,135
Commercial services & supplies: 4.33%
Casella Waste Systems, Inc. Class A†	70,994	7,916,541
CECO Environmental Corp.†	150,225	3,425,130
		11,341,671
Construction & engineering: 3.16%
Argan, Inc.	19,222	2,521,350
Construction Partners, Inc. Class A†	79,961	5,746,797
		8,268,147
See accompanying notes to portfolio of investments
2 | Allspring VT Small Cap Growth Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Electrical equipment: 1.52%
American Superconductor Corp.†	109,072	$1,978,566
Bloom Energy Corp. Class A†	101,371	1,992,954
		3,971,520
Ground transportation: 1.27%
Saia, Inc.†	9,525	3,328,321
Machinery: 3.88%
Esab Corp.	35,060	4,084,490
RBC Bearings, Inc.†	18,845	6,063,756
		10,148,246
Marine transportation: 1.69%
Kirby Corp.†	43,662	4,410,299
Professional services: 0.82%
Parsons Corp.†	36,460	2,158,796
Trading companies & distributors: 4.34%
Applied Industrial Technologies, Inc.	29,407	6,626,573
SiteOne Landscape Supply, Inc.†	24,193	2,937,998
Xometry, Inc. Class A†	72,476	1,806,102
		11,370,673
Information technology: 19.48%
Electronic equipment, instruments & components: 2.66%
Celestica, Inc.†	10,542	830,815
Fabrinet†	7,597	1,500,483
Littelfuse, Inc.	9,578	1,884,376
Mirion Technologies, Inc. Class A†	189,562	2,748,649
		6,964,323
IT services: 1.85%
Globant SA†	16,559	1,949,326
Wix.com Ltd.†	17,748	2,899,668
		4,848,994
Semiconductors & semiconductor equipment: 2.18%
Enphase Energy, Inc.†	20,442	1,268,426
Impinj, Inc.†	23,902	2,167,911
Onto Innovation, Inc.†	18,766	2,277,067
		5,713,404
Software: 12.79%
CCC Intelligent Solutions Holdings, Inc.†	365,741	3,302,641
Clearwater Analytics Holdings, Inc. Class A†	176,068	4,718,622
Commvault Systems, Inc.†	47,875	7,552,760
CyberArk Software Ltd.†	14,905	5,037,890
Descartes Systems Group, Inc.†	50,068	5,048,357
Pegasystems, Inc.	33,336	2,317,519
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

		Shares	Value
Software(continued)
SEMrush Holdings, Inc. Class A†		125,652	$1,172,333
SPS Commerce, Inc.†		8,454	1,122,099
Varonis Systems, Inc. Class B†		79,010	3,195,955
			33,468,176
Materials: 3.37%
Metals & mining: 3.37%
ATI, Inc.†		43,852	2,281,619
Carpenter Technology Corp.		36,094	6,539,511
			8,821,130
Real estate: 0.79%
Real estate management & development: 0.79%
Cushman & Wakefield PLC†		203,286	2,077,583
Utilities: 0.75%
Independent power and renewable electricity producers: 0.75%
Talen Energy Corp.†		9,899	1,976,533
Total common stocks (Cost $235,035,505)			251,778,526
Investment companies: 4.01%
Bond funds: 4.01%
Allspring Government Money Market Fund Select Class♠∞		10,491,500	10,491,500
Total investment companies (Cost $10,491,500)			10,491,500
Total investments in securities (Cost $245,527,005)	100.20%		262,270,026
Other assets and liabilities, net	(0.20)		(531,057)
Total net assets	100.00%		$261,738,969

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,929,449	$34,061,498	$(28,499,447)	$0	$0	$10,491,500	10,491,500	$60,818
See accompanying notes to portfolio of investments
4 | Allspring VT Small Cap Growth Fund

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,126,150	$0	$0	$4,126,150
Consumer discretionary	20,720,796	0	0	20,720,796
Consumer staples	3,581,703	0	0	3,581,703
Financials	21,872,511	0	0	21,872,511
Health care	76,131,425	0	0	76,131,425
Industrials	61,475,798	0	0	61,475,798
Information technology	50,994,897	0	0	50,994,897
Materials	8,821,130	0	0	8,821,130
Real estate	2,077,583	0	0	2,077,583
Utilities	1,976,533	0	0	1,976,533
Investment companies	10,491,500	0	0	10,491,500
Total assets	$262,270,026	$0	$0	$262,270,026
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring VT Small Cap Growth Fund | 5